THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
April 30, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.7%

	Shares	Value
COMMUNICATION SERVICES — 23.7%
Alphabet, Cl A *	1,325	$1,784,377
Altice USA, Cl A *	74,550	1,936,063
Charter Communications, Cl A *	4,150	2,055,205
Comcast, Cl A	36,438	1,371,162
TELUS	114,650	1,874,528
T-Mobile US *	15,331	1,346,062

		10,367,397

ELECTRIC UTILITIES — 16.1%
Edison International	18,675	1,096,409
Eversource Energy	23,315	1,881,521
Fortis	47,592	1,844,190
NextEra Energy	9,550	2,207,196

		7,029,316

ENERGY — 1.6%
ONEOK	23,350	698,865

GAS — 4.2%
Atmos Energy	18,050	1,840,558

INDUSTRIALS — 12.0%
Canadian National Railway	22,475	1,862,503
Kansas City Southern	11,250	1,468,688
Union Pacific	12,089	1,931,701

		5,262,892

MULTI-UTILITIES — 14.0%
Alliant Energy	28,816	1,399,017
CMS Energy	31,270	1,785,204
NiSource	58,650	1,472,702
Sempra Energy	12,025	1,489,296

		6,146,219

REAL ESTATE — 18.6%
CoreSite Realty †	16,155	1,957,824
Crown Castle International †	9,550	1,522,557
Equinix †	3,475	2,346,320
SBA Communications, Cl A †	7,950	2,304,864

		8,131,565

1

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
April 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value
WATER UTILITIES — 4.5%
American Water Works	16,250	$1,977,462

TOTAL COMMON STOCK
(Cost $34,090,268)		41,454,274

SHORT-TERM INVESTMENT (A) — 5.3%

SEI Daily Income Trust Treasury II Fund, Cl F, 1.078%
(Cost $2,330,211)	2,330,211	2,330,211

TOTAL INVESTMENTS— 100.0%
(Cost $36,420,479)		$43,784,485

Percentages are based on Net Assets of $43,786,401.
*	Non-income producing security.
†	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of April 30, 2020.

Cl — Class

As of April 30, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2020, there have been no transfers in or out of Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHR-QH-001-3200

2